BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 84.5%
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 5.5%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	420,000		$401,856	(a)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	335,000	EUR	371,946	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	210,000		212,419	(a)
Consolidated Communications Inc., Senior Secured Notes	6.500%	10/1/28	135,000		143,438	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	325,000		364,533
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	330,000		337,100	(a)

Total Diversified Telecommunication Services					1,831,292

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	120,000		114,418	(a)

Media - 3.7%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	200,000		198,801	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	125,000		137,051
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	475,000		482,619	(a)
Sinclair Television Group Inc., Senior Notes	5.500%	3/1/30	165,000		160,282	(a)
TEGNA Inc., Senior Notes	4.625%	3/15/28	270,000		273,473

Total Media					1,252,226

Wireless Telecommunication Services - 2.7%
Kenbourne Invest SA, Senior Notes	4.700%	1/22/28	450,000		441,241	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	75,000		76,795	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	180,000		187,580
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000		202,862	(a)

Total Wireless Telecommunication Services					908,478

TOTAL COMMUNICATION SERVICES					4,106,414

CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 7.9%
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	140,000		126,197	(a)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	290,000		263,488	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	50,000		51,566	(a)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	130,000		131,061	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	630,000		662,253	(a)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	340,000		363,358	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	155,000		165,332	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	130,000	$134,007	(a)
Travel + Leisure Co., Senior Secured Notes	6.000%	4/1/27	550,000	599,786
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	155,000	153,611	(a)

Total Hotels, Restaurants & Leisure				2,650,659

Household Durables - 0.4%
KB Home, Senior Notes	4.000%	6/15/31	145,000	150,646

Leisure Products - 0.5%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	160,000	161,242	(a)

Specialty Retail - 4.2%
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	80,000	90,734	(a)
Carvana Co., Senior Notes	5.500%	4/15/27	430,000	426,151	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	145,000	145,457	(a)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	200,000	200,956	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	160,000	157,873	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	380,000	380,796	(a)

Total Specialty Retail				1,401,967

TOTAL CONSUMER DISCRETIONARY				4,364,514

CONSUMER STAPLES - 4.9%
Food Products - 2.7%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	455,000	460,235	(a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	200,000	190,565	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./ Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	270,000	266,401	(a)

Total Food Products				917,201

Household Products - 1.0%
Central Garden & Pet Co., Senior Notes	4.125%	10/15/30	315,000	318,221

Personal Products - 0.3%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	105,000	111,597	(a)

Tobacco - 0.9%
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	305,000	297,245	(a)

TOTAL CONSUMER STAPLES				1,644,264

ENERGY - 16.8%
Oil, Gas & Consumable Fuels - 16.8%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	135,000	145,174	(a)
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	345,000	350,530	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Civitas Resources Inc., Senior Notes	7.500%	4/30/26	315,000	$318,240
CNX Resources Corp., Senior Notes	6.000%	1/15/29	335,000	348,871	(a)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	430,000	423,386	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	450,000	434,155	(a)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	270,000	277,095	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	105,000	106,190	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	215,000	213,628	(a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	375,000	381,021
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	315,000	390,342
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	800,000	796,592
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	490,000	438,293
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	325,000	305,957	(a)
Talos Production Inc., Secured Notes	12.000%	1/15/26	370,000	387,960
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	325,000	330,523	(a)

TOTAL ENERGY				5,647,957

FINANCIALS - 2.3%
Banks - 0.6%
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	200,000	196,500	(c)(d)

Capital Markets - 1.7%
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	260,000	270,653
XP Inc., Senior Notes	3.250%	7/1/26	320,000	307,224	(a)

Total Capital Markets				577,877

TOTAL FINANCIALS				774,377

HEALTH CARE - 8.2%
Health Care Providers & Services - 0.9%
ModivCare Escrow Issuer Inc., Senior Notes	5.000%	10/1/29	80,000	81,823	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	230,000	233,972	(a)

Total Health Care Providers & Services				315,795

Pharmaceuticals - 7.3%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	434,000	442,608	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	455,000	433,105	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	120,000	118,969	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	545,000	537,076	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	350,000	$374,906
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	570,000	536,695

Total Pharmaceuticals				2,443,359

TOTAL HEALTH CARE				2,759,154

INDUSTRIALS - 6.0%
Airlines - 1.6%
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	555,000	522,976	(a)

Commercial Services & Supplies - 0.5%
Deluxe Corp., Senior Notes	8.000%	6/1/29	145,000	151,731	(a)

Construction & Engineering - 0.6%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	200,000	199,420	(a)

Electrical Equipment - 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	85,000	89,372	(a)

Industrial Conglomerates - 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	435,000	453,620

Marine - 1.0%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	320,000	335,152	(a)

Road & Rail - 0.4%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	130,000	139,736	(a)

Trading Companies & Distributors - 0.3%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	95,000	100,365	(a)

TOTAL INDUSTRIALS				1,992,372

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 4.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	275,000	282,953	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	100,000	98,392	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	250,000	257,836	(a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	535,000	563,141	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	275,000	283,739	(a)

Total Communications Equipment				1,486,061

Semiconductors & Semiconductor Equipment - 0.2%
Synaptics Inc., Senior Notes	4.000%	6/15/29	70,000	71,151	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 1.2%
Elastic NV, Senior Notes	4.125%	7/15/29	70,000	$69,371	(a)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	325,000	326,147	(a)

Total Software				395,518

TOTAL INFORMATION TECHNOLOGY				1,952,730

MATERIALS - 11.5%
Chemicals - 2.4%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	345,000	358,036	(a)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	405,000	428,449	(a)

Total Chemicals				786,485

Containers & Packaging - 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	370,000	372,729	(a)

Metals & Mining - 8.0%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	410,000	422,888	(a)
Arconic Corp., Secured Notes	6.125%	2/15/28	140,000	149,223	(a)
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	450,000	469,013
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	202,555	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	825,000	888,810	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	535,000	556,956	(a)

Total Metals & Mining				2,689,445

TOTAL MATERIALS				3,848,659

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	335,000	348,976	(a)
XHR LP, Senior Secured Notes	4.875%	6/1/29	220,000	224,226	(a)

Total Equity Real Estate Investment Trusts (REITs)				573,202

Real Estate Management & Development - 1.8%
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	575,000	610,075	(a)

TOTAL REAL ESTATE				1,183,277

UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Energy Inc., Senior Notes	6.625%	1/15/27	81,000	84,305

TOTAL CORPORATE BONDS & NOTES (Cost - $27,741,731)				28,358,023

CONVERTIBLE BONDS & NOTES - 4.2%
COMMUNICATION SERVICES - 2.2%
Media - 2.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	760,000	721,280

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	400,000	$336,450	(a)

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	330,000	341,979

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,354,183)				1,399,709

SOVEREIGN BONDS - 0.5%
Ukraine - 0.5%
Ukraine Government International Bond, Senior Notes (Cost - $200,000)	7.253%	3/15/33	200,000	177,202	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,295,914)				29,934,934

			SHARES
SHORT-TERM INVESTMENTS - 7.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $2,614,289)	0.010%		2,614,289	2,614,289	(e)

TOTAL INVESTMENTS - 97.0% (Cost - $31,910,203)				32,549,223
Other Assets in Excess of Liabilities - 3.0%				1,017,710

TOTAL NET ASSETS - 100.0%				$33,566,933

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $2,614,289 and the cost was $2,614,289 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro

See Notes to Schedule of Investments.

6	BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,260,000	USD	1,468,927	Citibank N.A.	1/26/22	$(33,671)
GBP	470,000	USD	634,274	Citibank N.A.	2/25/22	1,743

Total						$(31,928)

Abbreviation(s) used in this table:

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

At December 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	$230,000		6/20/22	0.574%	5.000% quarterly	$4,822	$4,457	$365
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	670,000		6/20/22	0.360%	5.000% quarterly	14,739	12,197	2,542
JPMorgan Chase & Co. (Altice France SA, 5.875%, due 2/1/27)	515,000	EUR	12/20/25	2.811%	5.000% quarterly	48,778	45,198	3,580
JPMorgan Chase & Co. (Altice Luxembourg SA, 7.250%, due 5/15/22)	530,000	EUR	12/20/25	3.677%	5.000% quarterly	29,762	32,974	(3,212)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$325,000	6/20/22	0.163%	1.000% quarterly	$1,290	$(2,332)	$3,622
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	0.163%	1.000% quarterly	2,025	(3,662)	5,687
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	380,000	6/20/23	1.260%	1.000% quarterly	(1,450)	(7,382)	5,932
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	415,000	6/20/25	2.192%	1.000% quarterly	(16,380)	(30,152)	13,772

Total					$83,586	$51,298	$32,288

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit iTraxx Crossover Index	3,320,111	EUR	12/20/25	5.000% quarterly	$446,654	$358,078	$88,576

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global High Yield Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL—Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$28,358,023	—	$28,358,023
Convertible Bonds & Notes	—	1,399,709	—	1,399,709
Sovereign Bonds	—	177,202	—	177,202

Total Long-Term Investments	—	29,934,934	—	29,934,934

Short-Term Investments†	$2,614,289	—	—	2,614,289

Total Investments	$2,614,289	$29,934,934	—	$32,549,223

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,743	—	$1,743
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	101,416	—	101,416
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	88,576	—	88,576

Total Other Financial Instruments	—	$191,735	—	$191,735

Total	$2,614,289	$30,126,669	—	$32,740,958

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$33,671	—	$33,671
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	17,830	—	17,830

Total	—	$51,501	—	$51,501

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

12

Notes to Schedule of Investments (unaudited) (continued)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,178,626	$2,161,670	2,161,670	$726,007	726,007

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$52	—	$2,614,289

13